Note 11 - Finance Cost and Income - Finance Income (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Interest income	R$ 458.8	R$ 513.6	R$ 575.5
Gains on derivative	73.7	113.5	428.3
Financial assets at fair value through profit or loss	227.6	247.5	261.4
Other financial results	14.3	21.3	29.0
	R$ 774.4	R$ 895.9	R$ 1,294.2